STATEMENTS OF CASH FLOWS (FY) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 15,876,077	$ 6,977,619
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative liabilities	(13,772,685)	(9,503,810)
Financing costs - warrant liabilities	0	734,320
Interest expense	7,885	0
Unrealized gain on investments held in Trust Account	(4,299,827)	(50,412)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	564,249	(604,920)
Accounts payable	80,166	73,405
Accrued expenses	809,558	20,287
Accrued expenses - related party	120,000	0
Net cash used in operating activities	(614,577)	(2,353,511)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	0	(483,000,000)
Cash withdrawn from Trust Account	43,317	38,100
Net cash provided by (used in) investing activities	43,317	(482,961,900)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	0	30,212
Repayment of note payable to related party	0	(135,000)
Proceeds from convertible working capital loan	500,000	0
Proceeds received from initial public offering, gross	0	483,000,000
Proceeds received from private placement	0	12,324,495
Offering costs paid	0	(9,810,697)
Net cash (used in) provided by financing activities	500,000	485,409,010
Net (decrease) increase in cash	(71,260)	93,599
Cash - beginning of the period	93,599
Cash - end of the period	22,339	93,599
Supplemental disclosure of noncash investing and financing activities:
Increase in redemption value of Class A ordinary shares subject to possible redemption	4,168,822	0
Offering costs included in accrued expenses	0	45,000
Offering costs paid by related party under promissory note	0	104,788
Deferred legal fees	0	250,000
Deferred underwriting commissions	0	16,905,000
Remeasurement of Class A ordinary shares to redemption amount	$ 0	$ 39,269,845